Loans and advances to clients (Details 10) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Overdue	R$ 17,221	R$ 8,581
Due:
Within 1 year	224,459	1,456,825
In 1 to 5 years	3,052,723	2,294,813
In over 5 years	306,293	26,684
Total	R$ 3,600,696	R$ 3,786,903